Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	2024	2023
	€’000	€’000
Cash and cash equivalents	214	860
Restricted cash	-	287
	214	1,147